Sale of U.S. Operations (Assets and Liabilities) (Details) - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Current assets
Cash and equivalents	$ 0	$ 0	$ 0	$ 197,634
Total current assets		0		9,628,107
Current liabilities - discontinued operations
Total current liabilities		$ 0		10,807,894
Calpian Commerce Segment [Member] | Discontinued Operations, Held-for-sale [Member]
Current assets
Cash and equivalents				197,634
Accounts receivable				505,353
Restricted cash				51,494
Other current assets				80,776
Total current assets				835,257
Property and equipment, net				236,549
Revenue, net: Residual portfolios				7,387,356
Other intangible assets, net				97,211
Equity investments				212,000
Deposits held by lenders and other				859,734
Total assets - discontinued operations				9,628,107
Current liabilities - discontinued operations
Accounts payable, accrued expenses and interest payable				525,449
Current portion of long-term debt				2,404,463
Total current liabilities				2,929,912
Long-term debt				7,877,982
Total liabilities - discontinued operations				$ 10,807,894